Consolidated Statements of Financial Condition - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 76	$ 54	$ 47
Interest-earning deposits	98	154	89
Total cash and cash equivalents	174	208	136
Investment securities available-for-sale	1,115	1,294	1,672
Investment securities held-to-maturity	1,156	1,268	0
Loans held-for-sale ($2,541 and $1,196 measured at fair value, respectively)	3,393	2,576	1,244
Loans with government guarantees	404	485	1,128
Loans held-for-investment ($111 and $211 measured at fair value, respectively)	6,290	6,352	4,448
Less: allowance for loan losses	(143)	(187)	(297)
Total loans held-for-investment, net	6,551	6,650	5,279
Mortgage servicing rights	302	296	258
Federal Home Loan Bank stock	172	170	155
Premises and equipment, net	271	250	238
Net deferred tax asset	305	364	442
Other assets	834	639	416
Total assets	14,273	13,715	9,840
Deposits
Noninterest bearing	2,544	1,574	1,209
Interest bearing	6,827	6,361	5,860
Total deposits	9,371	7,935	7,069
Short-term debt	905	2,116
Federal Home Loan Bank advances (includes both long-term and short-term)	2,482	3,541	514
Long-term debt ($0 and $84 measured at fair value, respectively)	493	247	331
Current portion of fixed rate advances	1,577	1,425
Representation and warranty reserve	32	40	53
Other liabilities ($84 and $82 measured at fair value, respectively)	609	423	500
Total liabilities	12,987	12,186	8,467
Stockholders’ Equity
Preferred stock $0.01 par value, liquidation value $1,000 per share, 25,000,000 shares authorized; 266,657 issued and outstanding, respectively	0	267	267
Common stock $0.01 par value, 70,000,000 shares authorized; 56,483,258 and 56,332,307 shares issued and outstanding, respectively	1	1	1
Additional paid in capital	1,494	1,486	1,482
Accumulated other comprehensive income	(20)	2	8
Accumulated deficit	(189)	(227)	(385)
Total stockholders’ equity	1,286	1,529	1,373
Total liabilities and stockholders’ equity	$ 14,273	13,715	9,840
Fixed Rate
Deposits
Federal Home Loan Bank advances (includes both long-term and short-term)		$ 2,116	$ 214